4. LOANS RECEIVABLE (Tables)	12 Months Ended
Sep. 30, 2013
Notes to Financial Statements
Loans receivable
	At Sept 30 ‘13	% Total	At Sept 30 ‘12	%Total

Commercial real estate loans	$133,649	19.4%	$120,557	17.8%
Commercial non-real estate loans	30,685	4.5%	34,032	5.0%
Commercial-construction loans	8,593	1.3%	7,357	1.1%
Commercial-land	10,349	1.5%	13,312	2.0%
Residential-construction loans	5,112	0.7%	9,478	1.4%
Residential-real estate loans	409,693	59.7%	413,500	61.1%
Consumer-Mobile home loans	43,198	6.3%	37,030	5.5%
Consumer-other	45,171	6.6%	41,110	6.1%
Total Loans	686,450	100.00%	676,376	100.0%
Less:
Allowance for loan losses	7,868		8,559
Deferred loan fees	2,047		1,975
Total Net Loans	$676,535		$665,842

Allowance for loan losses

	Year Ended September 30,
	2013	2012_	2011_

Beginning balance – October 1	$8,559	$8,331	$9,256
Provision charged to operating expense	400	1,910	3,900
Recoveries	150	203	57
Loans charged off	(1,241)	(1,885)	(4,882)

Ending balance – September 30	$7,868	$8,559	$8,331

Allowance for loan losses - evaluated for impairment

	Real Estate
(in thousands)	Commercial- real estate	Commercial-construction	Commercial- Land	Residential-construction	Residential-real estate	Commercial-non real estate	Consumer-Mobile Homes	Consumer-Other	Total
Allowance for loan losses:

Beginning Balance	$2,045	$141	$437	$80	$4,390	$265	$609	$592	$8,559
Charge-offs	103	-	168	-	658	13	230	69	1,241
Recoveries	17	-	26	-	49	16	34	8	150
Provision	-	-	103	-	150	-	147	-	400
Ending balance	1,959	141	398	80	3,931	268	560	531	7,868

Ending balance allocation:
Individually evaluated for impairment	138	-	-	-	-	-	-	-	138

Collectively evaluated for impairment	1,821	141	398	80	3,931	268	560	531	7,730

Ending Balance individually evaluated for impairment	5,558	-	-	-	597	1,402	-	-	7,557

Loans: Ending Balance Collectively evaluated for impairment	$128,091	$8,593	$10,349	$5,112	$409,096	$29,283	$43,198	$45,171	$678,893

	Real Estate
(in thousands)	Commercial- real estate	Commercial-construction	Commercial- Land	Residential-construction	Residential-real estate	Commercial-non real estate	Consumer-Mobile Homes	Consumer-Other	Total
Allowance for loan losses:

Beginning Balance	$1,991	$136	$425	$78	$4,274	$258	$593	$576	$8,331
Charge-offs	426	-	250	-	753	165	209	82	1,885
Recoveries	159	5	-	-	12	-	16	11	203
Provision	321	-	262	2	857	172	209	87	1,910
Ending balance	2,045	141	437	80	4,390	265	609	592	8,559

Ending balance allocation:
Individually evaluated for impairment	-	-	-	-	-	-	-	-	-

Collectively evaluated for impairment	2,045	141	437	80	4,390	265	609	592	8,559

Loans: Ending Balance Collectively evaluated for impairment	117,034	7,357	8,654	9,478	413,119	33,878	37,030	41,110	667,660

Ending Balance individually evaluated for impairment	$3,523	$-	$4,658	$-	$381	$154	$-	$-	$8,716

Credit Exposure

Commercial Credit Exposure

Credit Risk Profile by Internally Assigned Grade

As of September 30, 2013

	Commercial-Land	Commercial- Construction	Commercial-Non-Real Estate	Commercial-Real Estate	Total	% Total

Prime	$-	$-	$3,074	$-	$3,074	1.7%
Excellent	-	-	16	9	25	0.0
Average	624	-	638	3,851	5,113	2.8
Satisfactory	9,119	8,233	25,213	110,415	152,980	83.4
Watch	606	-	342	12,478	13,426	7.3
Special Mention	-	360	-	1,781	2,141	1.2
Substandard	-	-	1,402	5,115	6,517	3.6
Doubtful	-	-	-	-	-	0.0
Loss	-	-	-	-	-	0.0
Total	$10,349	$8,593	$30,685	$133,649	$183,276	100.0%

As of September 30, 2012

	Commercial-Land	Commercial- Construction	Commercial-Non-Real Estate	Commercial-Real Estate	Total	% Total

Prime	$-	$-	$3,146	$-	$3,146	1.8%
Excellent	-	-	118	-	118	0.1
Average	815	-	500	4,921	6,236	3.6
Satisfactory	7,231	6,927	28,008	92,494	134,660	76.8
Watch	601	65	2,056	18,733	21,455	12.2
Special Mention	17	365	50	872	1,304	0.7
Substandard	4,648	-	154	3,537	8,339	4.8
Doubtful	-	-	-	-	-	0.0
Loss	-	-	-	-	-	0.0
Total	$13,312	$7,357	$34,032	$120,557	$175,258	100.0%

Consumer Credit Exposure Credit Risk Profile

By Creditworthiness Category

As of September 30, 2013

	Residential-Real Estate Construction	Residential-Real Estate	Total

Grade:
Pass	$5,112	$405,863	$410,975
Special Mention	-	316	316
Substandard	-	3,514	3,514
Loss	-	-	-
Total	$5,112	$409,693	$414,805

As of September 30, 2012

	Residential-Real Estate Construction	Residential-Real Estate	Total

Grade:
Pass	$9,478	$408,611	$418,089
Special Mention	-	328	328
Substandard	-	4,561	4,561
Loss	-	-	-
Total	$9,478	$413,500	$422,978

Consumer Credit Exposure

Credit Risk Profile Based on Payment Activity

As of September 30, 2013

	Consumer-Mobile Homes	Consumer-Other Loans	Total

Performing	$42,952	$44,905	$87,857
Nonperforming	246	266	512
Total	$43,198	$45,171	$88,369

As of September 30, 2012

	Consumer-Mobile Homes	Consumer-Other Loans	Total

Performing	$36,606	$40,680	$77,286
Nonperforming	424	430	854
Total	$37,030	$41,110	$78,140

Past due loans

Age Analysis of Past Due Loans

As of September 30, 2013

	30-89 Days Past Due	Greater than 90 days Past Due	Total Past Due	Current	Total Loans	Recorded Investment > 90 days and Accruing

Commercial real estate loans	$783	$-	$783	$132,866	$133,649	$-
Commercial non-real estate loans	50	-	50	30,635	30,685	-
Commercial-construction loans	-	-	-	8,593	8,593	-
Commercial-land	-	-	-	10,349	10,349	-
Residential-construction loans	-	-	-	5,112	5,112	-
Residential-real estate loans	5,582	1,678	7,260	402,433	409,693	353
Consumer-Mobile home loans	1,073	246	1,319	41,879	43,198	-
Consumer-other	262	206	468	44,703	45,171	-
Total	$7,750	$2,130	$9,880	$676,570	$686,450	$353

As of September 30, 2012

	30-89 Days Past Due	Greater than 90 days Past Due	Total Past Due	Current	Total Loans	Recorded Investment > 90 days and Accruing

Commercial real estate loans	$35	$810	$845	$119,712	$120,557	$-
Commercial non-real estate loans	28	2	30	34,002	34,032	-
Commercial-construction loans	-	-	-	7,357	7,357	-
Commercial-land	314	531	845	12,467	13,312	-
Residential-construction loans	-	-	-	9,478	9,478	-
Residential-real estate loans	4,410	4,249	8,659	404,841	413,500	351
Consumer-Mobile home loans	1,292	425	1,717	35,313	37,030	-
Consumer-other	332	343	675	40,435	41,110	-
Total	$6,411	$6,360	$12,771	$663,605	$676,376	$351

Impaired loans

Impaired Loans

For the Year ended September 30, 2013

				Year to Date
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized

With no related allowance recorded:
Commercial real estate loans	$4,580	$4,639	$-	$3,872	$190
Commercial non-real estate	1,402	1,402	-	791	53
Commercial-construction loans	-	-	-	-	-
Commercial-land	-	-	-	2,069	-
Residential-real estate loans	597	873	-	584	34
Subtotal:	6,579	6,914	-	7,316	277
With an allowance recorded:
Commercial real estate loans	978	979	138	722	33
Commercial non-real estate	-	-	-	-	-
Commercial-construction loans	-	-	-	-	-
Commercial-land	-	-	-	-	-
Residential-real estate loans	-	-	-	-	-
Subtotal:	978	979	138	722	33
Totals:
Commercial	6,960	7,020	138	7,454	276
Residential	597	873	-	584	34
Total	$7,557	$7,893	$138	$8,038	$310

For the Year ended September 30, 2012

				Year to Date
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized

With no related allowance recorded:
Commercial real estate loans	$2,857	$2,883	$-	$3,839	$82
Commercial non-real estate	329	349	-	418	7
Commercial-construction loans	-	-	-	547	27
Commercial-land	4,658	6,274	-	4,959	11
Residential-real estate loans	872	1,266	-	1,199	40
Subtotal:	8,716	10,772	-	10,962	167
With an allowance recorded:
Commercial real estate loans	-	-	-	-	-
Commercial non-real estate	-	-	-	-	-
Commercial-construction loans	-	-	-	-	-
Commercial-land	-	-	-	-	-
Residential-real estate loans	-	-	-	-	-
Subtotal:	-	-	-	-	-
Totals:
Commercial	7,844	9,506	-	9,763	127
Residential	872	1,266	-	1,199	40
Total	$8,716	$10,772	$-	$10,962	$167

Troubled debt restructuring

Modifications

Year Ended September 30, 2013

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

Troubled debt restructuring occurring during the year ended September 30, 2013:
Commercial real estate loans	1	$935	$987
Commercial construction loans	-	-	-
Commercial non-real estate loans	-	-	-
Residential real estate loans
Total *	1	$935	$987

* All of the troubled debt restructured loans presented above are still accruing.

Year Ended September 30, 2012

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

Troubled debt restructuring occurring during the year ended September 30, 2012:
Commercial real estate loans	3	$2,248	$2,248
Commercial construction loans	-	-	-
Commercial non-real estate loans	1	125	125
Residential real estate loans	-	-	-
Total *	4	$2,373	$2,373

* All of the troubled debt restructured loans presented above are still accruing.

Loans on Nonaccrual Status

Loans on Nonaccrual Status

At September 30, 2013 and September 30, 2012

	September 30,
	2013	2012

Commercial real estate loans	$-	$810
Commercial non-real estate loans	-	2
Commercial-construction loans	-	-
Commercial-land	-	4,344
Residential-construction loans	-	-
Residential-real estate loans	1,973	4,249
Consumer-Mobile home loans	246	425
Consumer-other	206	343
Total	$2,425	$10,173